SCHEDULE II - Condensed Financial Information of Registrant - Statements of Cash Flow (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 03, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Net income before equity in net income of subsidiaries		$ 225.5	$ 113.3	$ 2,132.5
Adjustments to reconcile net income/(loss) after tax to net cash provided by/(used in) operating activities:
Revaluation of The Fidelis Partnership	$ (1,707.1)	0.0	0.0	(1,707.1)
Share compensation expense		7.9	7.8	27.6
Accretion, amortization and depreciation		(19.2)	(14.0)	0.3
Deferred tax expense/(benefit)		8.9	9.8	(86.5)
Net changes in assets and liabilities:
Amounts due from The Fidelis Partnership		38.6	(37.6)	(176.2)
Amounts due to/from subsidiaries		59.7	56.8	334.0
Other assets		(103.6)	(10.9)	34.6
Other liabilities		(23.7)	31.1	16.6
Net cash provided by/(used in) operating activities		(408.3)	618.2	495.2
Investing activities
Net cash provided by/(used in) investing activities		682.7	(475.8)	(834.9)
Financing activities
Dividends on common shares		(52.3)	(46.2)	0.0
Repurchase of common shares		(261.4)	(105.5)	0.0
Tax paid on withholding shares		(0.2)	(2.2)	(50.6)
Proceeds from issuance of debt, net of issuance costs		393.3	0.0	0.0
Repurchase of preferred securities		(59.6)	0.0	0.0
Proceeds from issuance of common shares, net of issuance costs		0.0	0.0	89.4
Cumulative dividends on warrants		0.0	0.0	(34.1)
Net cash provided by/(used in) financing activities		19.8	(153.9)	(106.9)
Net increase/(decrease) in cash, restricted cash, and cash equivalents		301.0	(17.5)	(443.8)
Cash, restricted cash, and cash equivalents, beginning of year		946.6	964.1	1,407.9
Cash, restricted cash, and cash equivalents, end of year		1,247.6	946.6	964.1
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net income before equity in net income of subsidiaries		225.5	113.3	2,132.5
Adjustments to reconcile net income/(loss) after tax to net cash provided by/(used in) operating activities:
Revaluation of The Fidelis Partnership		0.0	0.0	(1,707.1)
Equity in net (income)/loss of subsidiaries		(155.6)	34.5	(397.1)
Share compensation expense		7.9	7.8	27.6
Accretion, amortization and depreciation		0.9	0.7	0.7
Deferred tax expense/(benefit)		23.1	9.6	2.6
Net changes in assets and liabilities:
Amounts due from The Fidelis Partnership		0.0	0.2	(0.2)
Amounts due to/from subsidiaries		43.5	(63.8)	(5.4)
Other assets		(1.2)	0.6	3.0
Other liabilities		22.4	1.1	11.9
Net cash provided by/(used in) operating activities		166.5	104.0	68.5
Investing activities
Contributed capital to subsidiaries		(100.0)	0.0	(90.0)
Net cash provided by/(used in) investing activities		(100.0)	0.0	(90.0)
Financing activities
Dividends on common shares		(52.3)	(46.2)	0.0
Repurchase of common shares		(261.4)	(105.5)	0.0
Proceeds from issuance of debt, net of issuance costs		393.3	0.0	0.0
Proceeds from issuance of common shares, net of issuance costs		0.0	0.0	89.4
Non-controlling interest share transactions		0.0	0.0	(6.1)
Net cash provided by/(used in) financing activities		19.8	(153.9)	(1.4)
Net increase/(decrease) in cash, restricted cash, and cash equivalents		86.3	(49.9)	(22.9)
Cash, restricted cash, and cash equivalents, beginning of year		54.8	104.7	127.6
Cash, restricted cash, and cash equivalents, end of year		$ 141.1	$ 54.8	$ 104.7